LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES

NOTE 11 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 12) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.625% as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the right-of-use assets totaled $214,018 and $258,967, respectively.

As of December 31, 2025 and 2024, lease liabilities consist of the following:

	As of December 31,
	2025	2024
Lease liabilities – current portion	$58,452	$54,017
Lease liabilities – non-current portion	155,567	204,950
Total	$214,019	$258,967

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

A summary of operating lease expenses recognized in the Company’s consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2025	2024	2023
Amortization of right-of-use assets	$56,792	$60,043	$65,914
Imputed interest of lease liabilities	9,006	4,376	—
Total operating lease expenses	$65,798	$64,419	$65,914

Cash flow information related to leases consists of the following:

	Years ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$65,134	$64,419	$67,544

Other lease information is as follows:

	2025	2024

Weighted-average remaining lease term – operating leases	3.5 years	4.5 year
Weighted-average discount rate – operating leases	3.625%	3.625%

The following is a schedule of future minimum payments under operating leases as of December 31:

For the year ending December 31,
2026	$65,134
2027	65,134
2028	65,134
2029	32,567
Total lease payments	227,969
Less: imputed interest	(13,950)
Total operating lease liabilities, net of interest	$214,019

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)